Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory:
Raw materials	$ 965	$ 1,020	$ 832
Sub-assemblies	1,163	1,379	864
Finished goods	806	1,342	1,915
Total inventory	2,934	3,741	3,611
Prepaid expenses and other current assets:
Prepaid insurance	95	110	78
Professional services	29
Patents	5	13
Prepaid advertising and marketing	21	41	3
Taxes	16	47
Other current assets	51	126	84
Total prepaid expenses and other current assets	217	337	165
Accrued and other liabilities:
Payroll and benefits	702	701	1,829
Accrued legal settlements		200	1,775
Customer deposits	683	639	510
Taxes	44	61	119
Accrued professional	169	155	316
Other liabilities	45	58	491
Total accrued and other liabilities	1,643	$ 1,814	$ 5,040
Gain on extinguishment of debt	429
Accounts payable
Accrued and other liabilities:
Write-off of the payables	$ 429